Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Unearned premium and discount current			$ 701,210
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	7,544,675	1,917,061	621,641
Common stock, shares outstanding	7,541,839	1,914,224	619,008